UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                -------------

Check here if Amendment [ ];        Amendment Number:
                                                     --------
This Amendment (Check only one.):         [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             American Guaranty & Trust Company
Address:          4550 New Linden Hill Road, Suite 200
                  Wilmington, Delaware  19850

Form 13F File Number: To be provided

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Charles C. Schwartz
Title:   Vice President & Investment Officer
Phone:   802-229-3113


Signature, Place, and Date of Signing:

/s/ Charles C. Schwartz        Montpelier, VT        September 28, 2006
-----------------------        --------------        ------------------
       [Signature]              [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
                                                 -------------
Form 13F Information Table Entry Total:               126
                                                 -------------
Form 13F Information Table Value Total:             $23,743
                                                 -------------
                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                   Title of               Market Value            Shr/  Put/  Invstmt          Sole    Share   None
          Name of Issuer             Class      Cusip        (x1000)     Shares   Prn   Call   Dscrsn  Mgrs.  Voting  Voting  Voting
------------------------------------------------------------------------------------------------------------------------------------
AT&T INC                              COM     00206R102          49        1756   SHR           SOLE            1756
ACTIVISION INC                        COM     004930202           2         168   SHR           SOLE             168
ADTRAN INC                            COM     00738A106         367       16353   SHR           SOLE           16353
ALCOA INC                             COM     013817101         275        8494   SHR           SOLE            8494
ALLSTATE CORP                         COM     020002101        1438       26279   SHR           SOLE           26279
ALLTEL CORP                           COM     020039103         821       12869   SHR           SOLE           12869
ALTRIA GROUP INC                      COM     02209S103         279        3800   SHR           SOLE            3800
AMER ELEC PWR CO                      COM     025537101         423       12340   SHR           SOLE           12340
AMERICAN EXPRESS CO                   COM     025816109          14         266   SHR           SOLE             266
ANSYS INC                             COM     03662Q105           2          38   SHR           SOLE              38
ARCHER DANIELS MIDLAND CO             COM     039483102         442       10719   SHR           SOLE           10719
BANK OF AMERICA CORP                  COM     060505104          86        1790   SHR           SOLE            1790
BARNES GROUP INC                      COM     067806109         100        5000   SHR           SOLE            5000
BAXTER INTL INC                       COM     071813109         515       14018   SHR           SOLE           14018
BIOSITE INC                           COM     090945106           2          40   SHR           SOLE              40
BOEING CO                             COM     097023105         328        4000   SHR           SOLE            4000
BRIGHT HORIZONS FAMILY SOLUTIONS      COM     109195107           2          58   SHR           SOLE              58
C H ROBINSON WORLDWIDE INC            COM     12541W209           2          35   SHR           SOLE              35
CSX CORP                              COM     126408103           8         225   SHR           SOLE             225
CVS CORP                              COM     126650100           2          72   SHR           SOLE              72
CA INC                                COM     12673P105         124        6048   SHR           SOLE            6048
CAPITAL ONE FINAL CORP                COM     14040H105          68         800   SHR           SOLE             800
CENTRAL GARDEN & PET CO               COM     153527106           2          40   SHR           SOLE              40
CHEVRON CORP                          COM     166764100         648       10437   SHR           SOLE           10437
CHICO'S FAS INC                       COM     168615102           1          55   SHR           SOLE              55
CHURCH & DWIGHT CO INC                COM     171340102           2          62   SHR           SOLE              62
CISCO SYSTEMS INC                     COM     17275R102          29        1500   SHR           SOLE            1500
CITIGROUP INC                         COM     172967101          48        1000   SHR           SOLE            1000
CLOROX CO                             COM     189054109           2          31   SHR           SOLE              31
COGNOS INC                            COM     19244C109           1          50   SHR           SOLE              50
CONOCOPHILLIPS                        COM     20825C104         131        2000   SHR           SOLE            2000
DIAGEO PLC NEW                        COM     25243Q205          19         275   SHR           SOLE             275
DIRECTTV GROUP INC                    COM     25459L106          48        2881   SHR           SOLE            2881
DISNEY (WALT) CO                      COM     254687106         306       10190   SHR           SOLE           10190
DOMINION RESOURCES INC                COM     25746U109           9         125   SHR           SOLE             125
DOW CHEMICAL CO                       COM     260543103          39        1000   SHR           SOLE            1000
DUPONT EI DE NEMOURS & CO             COM     263534109           7         180   SHR           SOLE             180
DUKE REALTY INVESTMENTS INC           COM     264411505          19         550   SHR           SOLE             550
E M C CORP MASS                       COM     268648102          12        1076   SHR           SOLE            1076
EOG RESOURCES INC                     COM     26875P101           2          25   SHR           SOLE              25
EMBARQ CORP-W/I                       COM     29078E105           5         125   SHR           SOLE             125
EXELON CORP                           COM     30161N101         306        5376   SHR           SOLE            5376
EXXONMOBIL CORP                       COM     30231G102         972       15842   SHR           SOLE           15842
FPL GROUP INC                         COM     302571104         690       16673   SHR           SOLE           16673
FEDEX CORPORATION                     COM     31428X106         117        1000   SHR           SOLE            1000
GENERAL DYNAMICS CORP                 COM     369550108         602        9190   SHR           SOLE            9190
GENERAL ELECTRIC COMPANY              COM     369604103         891       27029   SHR           SOLE           27029
GLAXO SMITHKLINE PLC                  COM     37733W105         614       11004   SHR           SOLE           11004
GTECH HOLDINGS CORP                   COM     400518106           2          60   SHR           SOLE              60
HCC INSURANCE HOLDINGS INC            COM     404132102           2          60   SHR           SOLE              60
HALLIBURTON CO                        COM     406216101          56        1500   SHR           SOLE            1500
HARLEY DAVIDSON INC                   COM     412822108         750       13655   SHR           SOLE           13655
HARTFORD FIN SVCS INC                 COM     416515104          85        1000   SHR           SOLE            1000
HAWAIIAN ELC INDS                     COM     419870100          56        2000   SHR           SOLE            2000
HEWLETT PACKARD                       COM     428236103          40        1265   SHR           SOLE            1265
HOME DEPOT INC                        COM     437076102           2          50   SHR           SOLE              50
IDACORP INC                           COM     451107106           8         220   SHR           SOLE             220
INTEL CORP                            COM     458140100          38        2000   SHR           SOLE            2000
IBM CORP                              COM     459200101         550        7160   SHR           SOLE            7160
INTL GAME TECH                        COM     459902102         252        6643   SHR           SOLE            6643
INTL PAPER CO                         COM     460146103          12         369   SHR           SOLE             369
JP MORGAN CHASE & CO                  COM     46625H100          94        2244   SHR           SOLE            2244
JOHNSON & JOHNSON                     COM     478160104        1600       26701   SHR           SOLE           26701
KEYCORP                               COM     493267108          36        1000   SHR           SOLE            1000
KIMBERLY CLARK CORP                   COM     494368103         188        3050   SHR           SOLE            3050
KINDER MORGAN ENERGY PARTNERS         COM     494550106          69        1500   SHR           SOLE            1500
PARTNERS                              COM     494550106         138        3000   SHR           SOLE            3000
LABORATORY CORP OF AMERICA HLDGS      COM     50540R409           2          35   SHR           SOLE              35
LEGGETT & PLATT INC                   COM     524660107          50        2000   SHR           SOLE            2000
ELI LILLY & CO                        COM     532457108         599       10840   SHR           SOLE           10840
LINEAR TECH CORP                      COM     535678106           2          60   SHR           SOLE              60
MCCORMICK & CO INC                    COM     579780206           2          48   SHR           SOLE              48
MEDCO HEALTH SOLUTIONS INC            COM     58405U102          48         844   SHR           SOLE             844
MEDTRONIC INC                         COM     585055106           2          46   SHR           SOLE              46
MERCK & CO                            COM     589331107         255        7000   SHR           SOLE            7000
MICROSOFT CORP                        COM     594918104          20         875   SHR           SOLE             875
MORGAN STANLEY DEAN WITTER & CO       COM     617446448         721       11400   SHR           SOLE           11400
MOTOROLA INC                          COM     620076109         198        9820   SHR           SOLE            9820
MURPHY OIL CORP                       COM     626717102          18         318   SHR           SOLE             318
NSTAR                                 COM     67019E107         293       10250   SHR           SOLE           10250
PACKAGING CORP OF AMERICA             COM     695156109         406       18448   SHR           SOLE           18448
PACTIV CORP                           COM     695257105           2          84   SHR           SOLE              84
PEPSICO INC                           COM     713448108          60        1000   SHR           SOLE            1000
PFIZER                                COM     717081103          94        4000   SHR           SOLE            4000
PIONEER NATURAL RESOURCES CO          COM     723787107           2          50   SHR           SOLE              50
PRECISION CASTPARTS CORP              COM     740189105           2          41   SHR           SOLE              41
PROCTER & GAMBLE                      COM     742718109         360        6475   SHR           SOLE            6475
PRUDENTIAL FINANCIAL INC              COM     744320102         155        2000   SHR           SOLE            2000
RAYONIER INC                          COM     754907103          57        1500   SHR           SOLE            1500
REGIS CORP                            COM     758932107           2          58   SHR           SOLE              58
REGIONS FINANCIAL CORP                COM     7591EP100           2          60   SHR           SOLE              60
ROCKWELL INTERNATIONAL CORP           COM     773903109          26         361   SHR           SOLE             361
ROYAL DUTCH SHELL PLC                 COM     780259107         203        2900   SHR           SOLE            2900
SEI INVESTMENTS                       COM     784117103           2          40   SHR           SOLE              40
SANOFI-SYNTHELABS - ADS               COM     80105N105           2          50   SHR           SOLE              50
HENRY SCHEIN INC                      COM     806407102           2          40   SHR           SOLE              40
SCHERING PLOUGH CORP                  COM     806605101         566       29764   SHR           SOLE           29764
SCHLUMBERGER LTD                      COM     806857108         138        2125   SHR           SOLE            2125
SIGMA ALDRICH CORP                    COM     826552101           2          33   SHR           SOLE              33
SMITH INTERNATIONAL INC               COM     832110100         490       11010   SHR           SOLE           11010
JM SMUCKER CO                         COM     832696405           3          64   SHR           SOLE              64
SPRINT NEXTEL CORP                    COM     852061100          50        2500   SHR           SOLE            2500
TARGET CORP                           COM     87612E106         147        3000   SHR           SOLE            3000
TEXAS INST INC                        COM     882508104           2          68   SHR           SOLE              68
TIME WARNER CO                        COM     887317105          26        1500   SHR           SOLE            1500
TORO CO                               COM     891092108           2          40   SHR           SOLE              40
TYCO INTERNATIONAL LTD                COM     902124106         153        5562   SHR           SOLE            5562
US BANCORP                            COM     902973304         642       20792   SHR           SOLE           20792
UNION PACIFIC CORP                    COM     907818108         270        2900   SHR           SOLE            2900
UNITED TECH CORP                      COM     913017109         475        7487   SHR           SOLE            7487
VERIZON COMMUNICATIONS                COM     92343V104         592       17665   SHR           SOLE           17665
VIACOM INC CL' B                      COM     92553P201         502       14020   SHR           SOLE           14020
VISTEON CORP                          COM     92839U107           2         235   SHR           SOLE             235
WACHOVIA CORPORATION                  COM     929903102          43         800   SHR           SOLE             800
WAL-MART STORES INC                   COM     931142103         566       11740   SHR           SOLE           11740
WASHINGTON MUTUAL INC                 COM     939322103          91        2000   SHR           SOLE            2000
WELLS FARGO & CO                      COM     949746101          43        1296   SHR           SOLE            1296
WEST CORPORATION                      COM     952355105           2          40   SHR           SOLE              40
WRIGLEY WM JR CO                      COM     982526105           2          41   SHR           SOLE              41
WYETH                                 COM     983024100         155        3488   SHR           SOLE            3488
XCEL ENERGY INC                       COM     98389B100         302       15729   SHR           SOLE           15729
YUM! BRANDS INC                       COM     988498101          20         400   SHR           SOLE             400
ACCENTURE LTD                         COM     G1150G111           2          70   SHR           SOLE              70
GLOBALSANTAFE CORP                    COM     G3930E101           8         135   SHR           SOLE             135
WEATHERFORD INTERNATIONAL LTD         COM     G95089101           9         185   SHR           SOLE             185
WILLIS GROUP HOLDINGS LTD             COM     G96655108           2          50   SHR           SOLE              50

                                                              23743      561743                               561743